Short Term Borrowings and Long Term Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Bank loan	$ 103,223	$ 48,286
Loan financing through on-line platform	56,898
Other short term borrowings	279
Total short term borrowings	160,400	48,286
Other long term borrowings	829
Loan financing through on-line platform	3,622
Total long term borrowings	4,451
Total borrowings	$ 164,851	$ 48,286